Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Executive Officers
Schedule of Unvested Restricted Stock Units Roll Forward
(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2018	295,340	$30.75
Granted	239,062	45.81
Performance Shares Quantity Adjustment	234,076	33.09
Vested	(372,271)	35.83
Forfeited	(14,021)	37.35
Non-vested at December 31, 2018	382,186	$36.41
Granted	218,169	55.55
Performance Shares Quantity Adjustment	15,061	55.72
Vested	(270,051)	44.73
Non-vested at December 31, 2019	345,365	$41.68
Granted	253,943	42.49
Performance Shares Quantity Adjustment	(7)	48.79
Vested	(234,421)	42.64
Forfeited	(6,368)	44.26
Non-vested at December 31, 2020	358,512	$41.23

Directors
Schedule of Unvested Restricted Stock Units Roll Forward
(Not in thousands)	Restricted stock	Weighted-average grant date fair value	RSU	Weighted-average grant date fair value
Non-vested at January 1, 2018	-	-	-	-
Granted	25,159	$46.71	-	$-
Vested	(25,159)	46.71	-	-
Forfeited	-	-	-	-
Non-vested at December 31, 2018	-	-	-	-
Granted	1,052	$49.25	27,449	$57.64
Vested	(1,052)	49.25	(27,449)	57.64
Forfeited	-	-	-	-
Non-vested at December 31, 2019	-	-	-	-
Granted	-	$-	43,866	$35.47
Vested	-	-	(43,866)	35.47
Forfeited	-	-	-	-
Non-vested at December 31, 2020	-	-	-	-